NOTES PAYABLE (Narrative) (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	May 27, 2015	May 31, 2015	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013
NOTES PAYABLE [Line items]
Exercise price of warrants							$ 0.05	$ 0.10	$ 0.05
Various financing fees			$ 54,167
Debt discount and deferred financing fees amortized	12,712	18,859	1,031,229	26,408
Subsequent Event [Member]
NOTES PAYABLE [Line items]
Term of warrants					5 years
Exercise price of warrants					$ 0.50
Heartland Bank [Member]
NOTES PAYABLE [Line items]
Debt discount and deferred financing fees amortized			2,613,470
Heartland Bank [Member] | Third Modification and Waiver Agreement [Member] | Subsequent Event [Member]
NOTES PAYABLE [Line items]
Periodical payments						110,000
Heartland Bank [Member] | Facility | Term Loan [Member]
NOTES PAYABLE [Line items]
Payment of cash closing fee			450,000
Term of warrants			4 years
Warrants issued to purchase of common stock			2.5
Exercise price of warrants			$ 1.00
Fair value of warrants			1,293,679
Heartland Bank [Member] | Facility | Term Loan [Member] | Purchase Agreement [Member]
NOTES PAYABLE [Line items]
Maximum borrowing capacity after the amendment			6,600,000
Maximum borrowing amount			$ 6,000,000
Waivers period			60 days